U.S. Securities and Exchange Commission
				  Washington, D.C.  20549

					  Form 24F-2
			    Annual Notice of Securities Sold
				 Pursuant to Rule 24f-2




1.  Name and address of Issuer:

    Merrill Lynch Series Fund, Inc.
    P.O. Box 9011
    Princeton, N.J.  08543-9011


2. Name of each series or class of funds for which this notice is filed:

    Money Reserve Portfolio
    Intermediate Government Bond Portfolio
    Long Term Corporate Bond Portfolio
    High Yield Portfolio
    Capital Stock Portfolio
    Growth Stock Portfolio
    Multiple Strategy Portfolio
    Natural Resources Portfolio
    Global Strategy Portfolio
    Balanced Portfolio

3.  Investment Company Act File Number:

    Securities Act File Number:   2-69062


4.  Last day of fiscal year for which this notice is filed:

	December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

		     [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable :



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Money Reserve Portfolio                         136,010,125 shares
    Intermediate Government Bond Portfolio      2,809,728 shares
    Long Term Corporate Bond Portfolio           2,695,589 shares
    High Yield Portfolio                          0 shares
    Capital Stock Portfolio                       0 shares
    Growth Stock Portfolio                        0 shares
    Multiple Strategy Portfolio                   83,494,197 shares
    Natural Resources Portfolio                   0 shares
    Global Strategy Portfolio                     0 shares
    Balanced Portfolio                            0 shares

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Money Reserve Portfolio                          0 shares
    Intermediate Government Bond Portfolio    0 shares
    Long Term Corporate Bond Portfolio         0 shares
    High Yield Portfolio                     3,671,842 shares
    Capital Stock Portfolio                 1,725,056 shares
    Growth Stock Portfolio                 1,801,620 shares
    Multiple Strategy Portfolio                         0 shares
    Natural Resources Portfolio            255,727 shares
    Global Strategy Portfolio                          0 shares
    Balanced Portfolio                         626,525 shares

9. Number and aggregate sale price of securities sold during the fiscal year:

    Money Reserve Portfolio             211,919,729 shares    $ 211,919,729
    Intermediate Government Bond Portfolio 1,820,237 shares   $ 19,784,758
    Long Term Corporate Bond Portfolio      1,179,723 shares  $ 13,430,499
    High Yield Portfolio                    8,479,805 shares   $ 75,386,693
    Capital Stock Portfolio                 2,407,839 shares   $ 51,660,671
    Growth Stock Portfolio                  5,020,010 shares   $ 105,384,779
    Multiple Strategy Portfolio             979,588 shares   $ 15,902,035
    Natural Resources Portfolio             3,592,635 shares   $ 27,917,420
    Global Strategy Portfolio               1,806,490 shares   $ 26,674,612
    Balanced Portfolio                      1,291,948 shares   $ 18,030,554

			      Total                238,498,004 shares   $ 566,091,750


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Money Reserve Portfolio             75,909,604 shares   $75,909,604
    Intermediate Government Bond Portfolio       0 shares      $0
    Long Term Corporate Bond Portfolio           0 shares      $0
    High Yield Portfolio                 4,807,963 shares      $43,800,543
    Capital Stock Portfolio                682,783 shares     $16,304,858
    Growth Stock Portfolio               3,218,390 shares     $78,850,555
    Multiple Strategy Portfolio                  0 shares     $0
    Natural Resources Portfolio          3,336,908 shares    $27,696,336
    Global Strategy Portfolio            1,806,490 shares    $26,674,612
    Balanced Portfolio                   665,423 shares   $  9,888,186

			      Total	      90,427,561 shares   $279,124,694

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :

    Money Reserve Portfolio			32,032,115 shares    $ 32,032,115
    Intermediate Government Bond Portfolio	  1,510,971 shares    $ 16,342,302
    Long Term Corporate Bond Portfolio		     759,176 shares    $   8,570,923
    High Yield Portfolio				  1,107,700 shares    $   9,775,052
    Capital Stock Portfolio			     337,836 shares    $   6,916,386
    Growth Stock Portfolio			     426,119 shares    $   7,590,489
    Multiple Strategy Portfolio			  7,012,948 shares    $105,818,311
    Natural Resources Portfolio			       61,559 shares    $      474,128
    Global Strategy Portfolio			     776,360 shares    $  11,076,199
    Balanced Portfolio				     494,385 shares    $    6,367,607

                         Total           44,519,169 shares    $204,963,512


12.  Calculation of registration fee:

A) Money Reserve Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 75,909,604

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 32,032,115

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $260,422,324

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

B) Intermediate Government Bond Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 16,342,302

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $38,243,753

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

C) Long Term Corporate Bond Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 8,570,923

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $22,274,213

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

D) High Yield Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 43,800,543

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 9,775,052

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $65,316,284

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

E) Growth Stock Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 78,850,555

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 7,590,489

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $64,028,469

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 22,412,575
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 7,728.47

F) Multiple Strategy Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 0

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 105,818,311

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $110,284,559

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

G) Natural Resources Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 27,696,336

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $    474,128

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $31,139,897

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

H) Global Strategy Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 26,674,612

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 11,076,199

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $58,105,801

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $ 0

I) Balanced Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 9,888,186

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 6,367,607

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $13,401,316

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 2,854,477
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $   984.30

J) Capital Stock Portfolio

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $ 16,304,858

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  6,916,386

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $37,008,466

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $ 0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  0



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

			       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

	February 27, 1996


			       SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

	/s/Jaclyn Scheck
	Jaclyn Scheck, Assistant Secretary


    Date February 27, 1996